OTHER RECEIVABLES, NET (Details) - Third Party [Member]		Jun. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 CNY (¥)
Current Portion
Due from ENI	[1]	¥ 0	$ 0	¥ 2,729,033
Loans to third parties	[2]	1,115,720	164,623	14,168,344
Business advances to officers and staffs	[3]	2,999,761	442,611	4,952,114
Deposits for projects		1,189,329	175,484	893,669
Others		307,119	45,316	534,759
Allowance for doubtful accounts		(1,505,419)	(222,123)	(1,277,807)	$ (188,539)	¥ (822,233)
Total		¥ 4,106,510	$ 605,911	¥ 22,000,112

[1]	The remaining part of this loan was repaid over four years with quarterly installments of ¥699,147, which is due by June 30, 2017. As of June 30, 2017, the Company has received full payments under the agreement.
[2]	Loans to third-parties are mainly used for short-term funding to support the Company’s external business partners. These loans are due on demand bearing no interest.
[3]	Business advances to officers and staffs represent advances for business travel and sundry expenses related to oilfield or on-site installation and inspection of products through customer approval and acceptance.